Related Party Transactions	3 Months Ended
Mar. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

Note 4 - Related Party Transactions

VR Global SDN. BHD. (“VR Global”) is one of the founding shareholders of the Company and is its majority shareholder. The Company’s Chief Executive Officer is also part owner of VR Global. VR Global has advanced funds to the Company for working capital and other business purposes. These advances are unsecured, non-interest bearing and due on demand. At December 31, 2017, the Company owed VR Global $874,000. During the three months ended March 31, 2018, VR Global made advances to the Company of $403,000. In addition, a management fee of $85,000 due to VR Global based on 3% of total expenses of the Company, as defined, was accrued. During the three months ended March 31, 2018, the Company repaid $133,000 to VR Global and on February 6, 2018, the Company issued 1,333,333 shares of common stock valued at $800,000 as a payment to VR Global. At March 31, 2018, the Company owed VR Global $429,000.

In connection with the Company’s merger with US VR Global.com Inc., the Company assumed a payable of $97,000 due to an officer the Company (See Note 1). At March 31, 2018, the amount due to the officer was $95,000.